Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Aug. 31, 2018 USD ($)
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2019	$ 126,973
2020	123,466
2021	111,560
2022	111,560
2023	111,560
Thereafter	1,034,206
$ 1,619,325